Intangible assets - Schedule of Sensitivity analysis of the impairment test of intangible assets without a finite useful life (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	9.50%	10.30%
Growth rate in perpetuity	3.00%	3.00%
Goodwill | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 901,417	R$ 810,948
Goodwill | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	8,499,312	6,410,447
Goodwill | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 35,355,308	R$ 32,227,871
Slots
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	10.50%	8.50%
Growth rate in perpetuity	3.00%	3.00%
Slots | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 126,547	R$ 82,196
Slots | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	0	0
Slots | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 2,419,843	R$ 1,726,007